TAXATION ON INCOME - Tax on loss before taxation (Details) - TRY (₺) ₺ in Thousands			12 Months Ended
	Dec. 31, 2020	Jan. 01, 2006	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION ON INCOME
Loss before income taxes					₺ (700,078)	₺ (474,516)	₺ (131,647)
Tax calculated at enacted tax rate of 25% (2020: 22%, 2019: 22%)					175,020	104,394	28,962
Effect of disallowable expenses					(37,552)	(6,243)	(1,377)
Deferred income tax assets not recognized					₺ (137,468)	₺ (98,151)	₺ (27,585)
Enacted tax rate (in percent)	20.00%	20.00%	20.00%	23.00%	25.00%	22.00%	22.00%	22.00%